Provisions (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Beginning balance	$ 27,237,000,000	$ 5,770,000,000
Additions	8,434,000,000	30,131,000,000
Transfers		(1,283,000,000)
Decreases	(419,000,000)
Participation in the results	11,000,000	(59,000,000)
Inflation adjustment	(8,416,000,000)	(7,069,000,000)
Currency translation adjustment	(58,000,000)	41,000,000
Used during the year	(615,000,000)	(294,000,000)
Ending balance	26,174,000,000	27,237,000,000
Legal Claims [Member]
Statement [Line Items]
Beginning balance	27,233,000,000	5,707,000,000
Additions	8,434,000,000	30,131,000,000
Transfers		(1,283,000,000)
Decreases	(419,000,000)
Inflation adjustment	(8,416,000,000)	(7,069,000,000)
Currency translation adjustment	(58,000,000)	41,000,000
Used during the year	(615,000,000)	(294,000,000)
Ending balance	26,159,000,000	27,233,000,000
Investments In Associates And Joint Ventures [Member]
Statement [Line Items]
Beginning balance	4,000,000	63,000,000
Participation in the results	11,000,000	(59,000,000)
Ending balance	$ 15,000,000	$ 4,000,000